BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Additional Information (Details) - BRL (R$) R$ in Thousands				12 Months Ended
	Nov. 01, 2021	Aug. 02, 2021	Jul. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures
Operational result					R$ 416,577
Positive result before income tax and social contribution resulted from closing of the Transaction				R$ 4,831,591	R$ 5,959,529	R$ 6,008,234
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of joint ventures
Operational result			R$ 416,577
Positive result before income tax and social contribution resulted from closing of the Transaction			R$ 536,283
Percentage of ownership interest in joint venture			25.00%	25.01%	25.01%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on the Company's results
Disclosure of joint ventures
Operational result			R$ 416,577
Positive result before income tax and social contribution resulted from closing of the Transaction			R$ 536,283
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ
Disclosure of joint ventures
Percentage of ownership interest in joint venture			50.00%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TC&CT
Disclosure of joint ventures
Percentage of ownership interest in joint venture			50.00%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra
Disclosure of joint ventures
Percentage of ownership interest in joint venture			25.00%
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
Disclosure of joint ventures
Percentage of ownership interest in joint venture		50.01%
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil") | TC&CT
Disclosure of joint ventures
Percentage of ownership interest in joint venture		49.99%
Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil")
Disclosure of joint ventures
Percentage of ownership interest in joint venture	50.01%
Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil") | TI&BDT
Disclosure of joint ventures
Percentage of ownership interest in joint venture	49.99%